Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 31, 2013

VIA EDGAR TRANSMISSION

Mr. Jeffrey Foor
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	ADVISORS SERIES TRUST (the “Trust”)
Securities Act Registration No: 333-17391
Investment Company Act Registration No: 811-07959
Kellner Event Fund (S000039481)

Dear Mr. Foor:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 549 under the 1933 Act and Amendment No. 551 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of modifying the original registration statement with respect to the Kellner Event Fund (the “Fund”), filed on October 10, 2012.  One such modification is to eliminate the registration of the Investor Class; the Fund would like to proceed with only the registration of Class A and the Institutional Class.  As we discussed by telephone last week, subsequent filings to designate new effective dates for the Fund have been occurring since December 2012.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective on December 30, 2013.

So that your review of this filing is efficient, I have included below the portion of correspondence filed on May 3, 2013 that is in response to Mr. Hallock’s oral comments and suggestions of November 21, 2012 and December 26, 2012, to the Trust’s Post-Effective Amendment (“PEA”) No. 455 to its registration statement.  PEA No. 455 was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on Form N-1A on October 10, 2012, for the purpose of adding this new series to the Trust, Kellner Event Fund.

In connection with this response to the comments made by the staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Fund, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the Form N-1A registration statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the Staff’s comments have been reproduced in bold typeface immediately followed by the Trust’s responses.

PROSPECTUS COMMENTS

1.
Staff Comment:  With respect to the first paragraph on page 2 of the “Principal Investment Strategies of the Fund” section, the Staff notes that the Fund pursues its investment objective using various strategies that seek to profit from securities experiencing catalyst driven change.  The Staff notes further that the disclosure explaining the Advisor’s investment strategies in the bulleted list after the second paragraph on page 2 indicates that the Advisor uses an Event Driven strategy which involves the purchase of securities that are subject to corporate activity or other catalyst driven events.  Please explain supplementally whether the term “catalyst driven change” as used in the first paragraph is duplicative of the “Event Driven” strategy as disclosed in the bulleted list.  Please also revise as necessary to clarify the difference between these terms.

Response:  The Trust responds supplementally by stating that it does not consider the disclosures to be duplicative.  The first sentence of the first paragraph is intended to broadly introduce the Fund’s overall strategy of investing in securities experiencing catalyst driven change.  Catalyst driven change is then defined.  The bulleted disclosure that follows is a more in-depth look at the various strategies the Fund will use to gain exposure to catalyst driven change with Event Driven being one of several strategies disclosed.  Each other strategy disclosed, pursuant to the Fund’s overall investment strategy, also seeks to invest in securities experiencing catalyst driven change.  Accordingly, the Trust respectfully declines to make revisions with respect to this comment.  Additionally, the Trust responds by revising the sentence directly preceding the bulleted list as follows and making conforming revisions to the Item 9 disclosure:

“In seeking investments experiencing catalyst driven change, t~~T~~he Advisor will ~~select the Fund’s investments using~~ use a variety of investment strategies, focusing on opportunities that provide the most attractive risk/reward profile.  These investment strategies include:”

2.
Staff Comment: With respect to the second to last sentence of the second paragraph on page 2 of the “Principal Investment Strategies of the Fund” section, please revise as necessary to disclose the extent to which the Fund expects to invest in each type of derivative instrument.  Please make conforming revisions to the Item 9 disclosure.  Please use plain English and simplicity in your response.

Response:  The Trust responds supplementally by directing the Staff to the last sentence of the first paragraph of the “Principal Investment Strategies of the Fund” section on page 2 which states that “…the Fund…invests on both a long and short basis in a variety of asset classes including, without limitation, equity securities, fixed-income securities, and derivative instruments.”  The Trust also responds by revising the second paragraph disclosure as follows and by making conforming revisions to the Item 9 disclosure:

“The types of equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of all market capitalizations, rights, warrants, convertibles, partnership interests (including master limited partnerships (“MLPs”)) and other investment companies, including exchange-traded funds (“ETFs”).  The Fund may invest in securities of foreign issuers, including issuers in emerging markets, and may invest in foreign securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, asset-backed securities, mortgage-backed securities, exchange-traded notes (“ETNs”), municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”).  The Fund may also invest in Rule 144A and other restricted securities and securities issued pursuant to initial public offerings (“IPOs”).  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process and may engage in securities lending activities.

 The Fund will also invest in derivative instruments to modify or hedge the Fund’s exposure to a particular investment market related risk, to manage the volatility of the Fund and to obtain outsized market exposures.  In seeking investments experiencing catalyst driven change, the Fund may engage in various investment strategies which are listed below.  Derivatives may be used in connection with each of these investment strategies. Derivative instruments in which the Fund may invest without limit include, but are not limited to, futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments.  ~~These derivative instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, to manage the volatility of the Fund and to obtain outsized market exposures.~~”

3.
Staff Comment: With respect to the second full paragraph on page 3 of the “Principal Investment Strategies of the Fund” section, please revise to include a statement indicating that the Fund may invest in a limited number of securities as is already disclosed in the “Non-Diversification Risk” disclosure of the “Principal Risks of Investing in the Fund” section on page 10.  Please make conforming revisions to the Item 9 disclosure.

Response:  The Trust responds by revising the disclosure as follows and by making conforming revisions to the Item 9 disclosure:

“The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund may invest in a limited number of issuers and i~~I~~nvesting in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.”

4.
Staff Comment:  The Staff notes that there are more than 20 principal risks listed, though the Fund intends to be a non-diversified fund investing in a limited number of issuers.  Please confirm that each of the stated risks is actually a principal risk of investing in the Fund.

Response:  The Trust responds by stating that each risk is a principal risk of investing in the Fund.

STATEMENT OF ADDITIONAL INFORMATION COMMENTS

5.
Staff Comment: With respect to fundamental investment restriction number 1 under the “Investment Restrictions” section on page B-18, the Staff notes that the Fund has disclosed its status as a non-diversified fund as a fundamental investment restriction, despite such disclosure not being required by Item 16(c) of Form N-1A.  Please consider removing the investment restriction as it is not required.

Response:  The Trust responds by removing investment restriction number 1.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary, Advisors Series Trust